Lease liabilities	3 Months Ended
Mar. 31, 2022
Lease liabilities.
Lease liabilities

8.            Lease liabilities

The Company leases buildings for its engineering center and head office and, warehouse spaces and kiosk locations to promote vehicle sales. These leases generally span a period of one to five years.

The Company incurred $388,920 of lease expenses for the three months ended March 31, 2022 (March 31, 2021 - $162,755), for short-term leases and low-value leases which are not included in the measurement of lease liabilities.

The following tables reconcile the change in the lease liabilities and disclose a maturity analysis of the lease liabilities for the three months ended March 31, 2022 and the year ended December 31, 2021:

Balance as at December 31, 2020	$1,075,773
Lease addition	1,575,434
Accretion of lease liability	144,975
Repayment of principal and interest	(908,911)
Balance as at December 31, 2021	$1,887,271
Lease addition	1,710,226
Accretion of lease liability	48,820
Repayment of principal and interest	(265,890)
Lease modification	(356,433)
Balance as at March 31, 2022	$3,023,994

During the three months ended March 31, 2022, the Company entered into a lease agreement for a storage and distribution premise in California for $25,711 a month for period of five years and renewed an existing lease agreement for a kiosk location in Arizona for $12,500 a month for period of 33 months. See Note 6 for disclosures on lease addition.

During the three months ended March 31, 2022, the Company entered into a lease agreement for a storage and distribution premise in California for $25,711 a month for period of five years. See Note 6 for disclosures on lease additions.

During the three months ended March 31, 2022, the Company decided to not exercise its renewal options for two existing lease agreements expiring on July 31, 2022. The Company derecognized lease liabilities of $356,433 and right-of-use assets of $325,945, and recorded a gain of $30,488 on disposal which is included in the other income in the consolidated statements of loss and comprehensive loss.

			Present value of
	Future minimum		minimum lease
At March 31, 2022	lease payments	Interest	payments
Less than one year	$828,435	$254,141	$574,294
Between one and five years	2,374,561	479,389	1,895,172
More than five years	635,620	81,092	554,528
	$3,838,616	$814,622	$3,023,994
Current portion of lease liabilities			574,294
Non-current portion of lease liabilities			$2,449,700